Subsequent Event	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event
16.	Subsequent Events

On March 21, 2019, the United States Army Corps of Engineers issued its Record of Decision and Section 404 wetlands permit for the NorthMet Project.  Along with recently issued state permits, PolyMet now holds all necessary permits to construct and operate the NorthMet Project.

On March 22, 2019, the Company entered into an extension agreement with Glencore with respect to the secured convertible and non-convertible debt set to mature on March 31, 2019.  Glencore agreed to extend the maturity date of the debt initially to May 10, 2019 to provide the Company time to prepare for and launch a rights offering, fully backstopped by Glencore, to raise sufficient funds to repay all outstanding debt.  Provided the Company has achieved certain milestones in respect of the rights offering by that date, Glencore will further extend the maturity date of the debt to June 30, 2019 to provide the Company with additional time to complete and close the offering.  In connection with the extension agreement, the Company has also agreed to issue 6,458,001 additional purchase warrants at current market prices to Glencore and to make certain amendments to the existing exchange warrants held by Glencore, both subject to applicable stock exchange approval.